Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 15, 2011
Registrant Name	dei_EntityRegistrantName	EAGLE GROWTH & INCOME FUND
Central Index Key	dei_EntityCentralIndexKey	0000798075
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 12, 2011
Document Effective Date	dei_DocumentEffectiveDate	Aug. 15, 2011
Prospectus Date	rr_ProspectusDate	Aug. 15, 2011